Fees Summary	Nov. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,360,000
Previously Paid Amount	0
Total Fee Amount	973.72
Total Offset Amount	0
Net Fee	$ 973.72